Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Fair Value, Recurring [Member]
Assets:
Digital assets (third-party)	$ 228
Total assets at fair value	228
Liabilities:
Contingent purchase consideration	20,627
Total liabilities at fair value	20,627
Fair Value, Inputs, Level 1 [Member]
Assets:
Digital assets (third-party)	228
Total assets at fair value	228
Liabilities:
Contingent purchase consideration
Total liabilities at fair value
Fair Value, Inputs, Level 2 [Member]
Assets:
Digital assets (third-party)
Total assets at fair value
Liabilities:
Contingent purchase consideration
Total liabilities at fair value
Fair Value, Inputs, Level 3 [Member]
Assets:
Digital assets (third-party)
Total assets at fair value
Liabilities:
Contingent purchase consideration	20,627
Total liabilities at fair value	$ 20,627